Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite Lived Intangible Assets Estimated Economic Lives	All intangible assets with finite lives are amortized using the straight-line method over the estimated economic lives, which are as follows:

Computer software, systems and acquired technology

1 – 5 years
Residual values are considered nil.

Intangible assets consist of the following:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Computer software, systems and acquired technology	1,874	11,460	1,646
Less: Accumulated amortization	(343)	(2,650)	(381)

Total intangible assets, net	1,531	8,810	1,265

Schedule of Estimated Amortization Expense Related to the Existing Intangible Assets
Estimated amortization expense relating to the existing intangible assets with finite lives for each of the next five years is as follows:

	RMB	US$
For the year ending December 31, 2020	2,952	424
2021	2,207	317
2022	1,784	256
2023	1,600	230
2024	267	38